Equity - Narrative (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) vote € / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Feb. 28, 2025 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares	449,086,551	460,947,057	459,200,818
Par value per share | € / shares	€ 0.01
Issue of shares during the year	€ 1	€ 31	€ 42
Share repurchase program, expiration period	12 months
Number of shares repurchased and cancelled during the period (in shares) | shares	12,718,173	0
Own shares purchased under share buyback programme	€ 1,006
Treasury shares acquired	€ 33	€ 7
Number of treasury shares held (in shares) | shares	440,588	92,564	0
Equity	€ 8,303	€ 8,985	€ 7,976		€ 7,447
Dividends paid, other shares	4	3	2
Non-controlling interests	468	496	0
Top of range
Disclosure of classes of share capital [line items]
Share repurchase program, authorised, amount				€ 1,000
RSU and PSU
Disclosure of classes of share capital [line items]
Dividends accrued	€ 3	€ 4	€ 3
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued related to share-based payments awards (in shares) | shares	857,667	1,746,239	2,094,365
Equity	€ 5	€ 5	€ 5		5
Share premium
Disclosure of classes of share capital [line items]
Issue of shares during the year	1	31	42
Equity	308	307	276		234
Retained earnings
Disclosure of classes of share capital [line items]
Own shares purchased under share buyback programme	1,006
Treasury shares acquired	33	7
Equity	8,820	8,802	8,231		7,428
Merger reserves
Disclosure of classes of share capital [line items]
Equity	€ 287	€ 287	€ 287		€ 287
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | € / shares	€ 0.01
Number of votes per share (in votes) | vote	1